LEASES (Tables)	12 Months Ended
Dec. 31, 2019
LEASES [Abstract]
Components of Operating Leases	The cost components of our operating leases follows:
2019
(In thousands)
Operating lease cost	$2,217
Variable lease cost	142
Short-term lease cost	19
Total	$2,378

Supplemental Balance Sheet Information Related to Operating Leases
Supplemental balance sheet information related to our operating leases follows:

2019
(In thousands)
Lease right of use asset (1)	$8,282
Lease liabilities (2)	$8,304

Weighted average remaining lease term (years)	7.47
Weighted average discount rate	2.8%

(1) Included in Accrued income and other assets in our Consolidated Statements of Financial Condition.
(2) Included in Accrued expenses and other liabilities in our Consolidated Statements of  Financial Condition.

Maturity Analysis of Lease Liabilities
Maturity analysis of our lease liabilities at December 31, 2019 based on required contractual payments follows:

(In thousands)

2020	$1,681
2021	1,418
2022	1,322
2023	1,186
2024	802
2025 and thereafter	2,792
Total lease payments	9,201
Less imputed interest	(897)
Total	$8,304